UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d)

OF THE SECURITIES EXCHANGE ACT OF 1934

For the quarterly distribution period from May 31, 2007 to August 9, 2007

Commission File Number of issuing entity: 333-140399-01

Series 2007-1G WST Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-140399

Westpac Securitisation Management Pty Limited

(Exact name of depositor as specified in its charter)

Westpac Banking Corporation

(Exact name of sponsor as specified in its charter)

New South Wales, Australia

(State or other jurisdiction of incorporation or organization of the issuing entity)

Not Applicable

(I.R.S. Employer Identification No.)

Level 20, 275 Kent Street, Sydney, New South Wales 2000, Australia	Not Applicable
(Address of principal executive offices of the issuing entity)	(Zip Code)

(+61) 2 9293 9270

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series 2007-1G WST Trust, Class A-2a Mortgage Backed Floating Rate Notes	☐	☐	☒	Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1.	Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the prospectus supplement relating to the Series 2007-1G WST Trust, Class A2a mortgage backed floating rate notes (the “Class A2a Notes”), dated May 24, 2007, and related base prospectus dated May 14, 2007 (collectively, the “Prospectus”), of the Series 2007-1G WST Trust (the “Issuing Entity”) filed with the Securities and Exchange Commission (the “Commission”) pursuant to Rule 424(b)(5) under the Securities Act of 1933 (as amended, the “Securities Act”). The Class A2a Notes were offered pursuant to the Prospectus.

On August 21, 2007 a quarterly distribution was made to holders of Series 2007-1G WST Trust. The quarterly distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(a), Exhibit 99.1 for the related information.

PART II – OTHER INFORMATION

ITEM 2.	Legal Proceedings.

Nothing to report.

ITEM 3.	Sales of Securities and Use of Proceeds.

On May 31, 2007, the Issuing Entity publicly issued $2,600,000,000 of the Class A2a Notes, as described in the Prospectus. Underwriting discounts and commissions for the issuance of the Class A2a Notes amounted to $1,300,000.12, and the net proceeds from the sale of the Class A2a Notes amounted to $2,598,699,999.88.

On May 31, 2007, the Issuing Entity issued $1,250,000,000 of Class A1 mortgage backed floating rate notes with a final scheduled payment date in May 2038 (the “Class A1 Notes”). The Class A1 Notes were offered and sold to “qualified institutional buyers” within the meaning of Rule 144A under the Securities Act. The manager for the issuance of the Class A1 Notes was Barclays Capital Inc.

On May 31, 2007, the Issuing Entity issued €600,000,000 of Class A2b mortgage backed floating rate notes (the “Class A2b Notes”), A$1,250,000,000 of Class A2c mortgage backed floating rate notes (the “Class A2c Notes”) and A$120,000,000 of Class B mortgage backed floating rate notes (the “Class B Notes”, and together with the Class A2b Notes and the Class A2c Notes, the “Non-US Notes”), each with a final scheduled payment date in May 2038. The Non-US Notes were offered and sold to persons that were not U.S. Persons (within the meaning of Regulation S under the Securities Act) outside the United States in reliance on Regulation S under the Securities Act. The managers for the issuance of the Class A2b Notes were Barclays Bank PLC, HSBC Bank PLC, J.P. Morgan Securities Ltd. and Westpac Banking Corporation. The managers for the issuance of the Class A2c Notes and the Class B Notes were Barclays Bank PLC, HSBC Bank PLC, J.P. Morgan Australia Limited and Westpac Banking Corporation.

The net proceeds from the sale of the Class A1 Notes, Class A2a Notes and Non-US Notes were used by the Issuing Entity’s issuer trustee to acquire from Westpac Banking Corporation, as approved seller, equitable title to housing loans and related assets. None of the proceeds were used for payments to (a) any directors or officers of Westpac Securitisation Management Pty Limited (the “Issuer”), or (b) owners of 10 percent or more of any class of equity securities of the Issuer.

ITEM 4.	Default Upon Senior Securities.

Nothing to report.

ITEM 5.	Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6.	Significant Obligors of Pool Assets.

Not applicable.

ITEM 7.	Significant Enhancement Provider Information.

The unaudited condensed consolidated balance sheets as of June 30, 2007 and December 31, 2006, the unaudited condensed consolidated statements of income for the three and six months ended June 30, 2007 and June 30, 2006 and the unaudited condensed consolidated statements of cash flows for the six months ended June 30, 2007 and June 30, 2006 of Genworth Financial Mortgage Insurance Pty Limited are incorporated herein by reference from Exhibit 99.1 in Genworth Financial, Inc.’s current report filed on Form 8-K (File No. 1-32195), as filed by Genworth Financial, Inc. with the Commission on August 10, 2007. You should be aware that any such financial statements may be modified or superseded by a document filed with the Commission at a later date. You should not assume that the information concerning Genworth Financial Mortgage Insurance Pty Limited is accurate as of any date other than the date that such Form 8-K was filed with the Commission.

ITEM 8.	Other Information.

Nothing to report.

ITEM 9.	Exhibits.

(a) Documents filed as part of this report:

Exhibit 99.1	August 2007 Quarterly Noteholder Report.

Exhibit 99.2	The unaudited condensed consolidated balance sheets as of June 30, 2007 and December 31, 2006, the unaudited condensed consolidated statements of income for the three and six months ended June 30, 2007 and June 30, 2006 and the unaudited condensed consolidated statements of cash flows for the six months ended June 30, 2007 and June 30, 2006 of Genworth Financial Mortgage Insurance Pty Limited are incorporated herein by reference from Exhibit 99.1 in Genworth Financial, Inc.’s current report filed on Form 8-K (File No. 1-32195), as filed by Genworth Financial, Inc. with the Commission on August 10, 2007.

(b) Exhibits required by Form 10-D and Item 601 of Resolution S-K. Each of the following exhibits is incorporated by reference to the exhibit with the same numerical designation included in the current report on Form 8-K filed by the Issuing Entity with the Commission on June 6, 2007.

EXHIBIT NO.	DOCUMENT DESCRIPTION
1.1	Underwriting Agreement, dated as of May 24, 2007, among Westpac Securitisation Management Pty Limited, J.P. Morgan Trust Australia Limited, in its capacity as Issuer Trustee and Barclays Capital Inc., J.P. Morgan Securities Inc., HSBC Securities (USA) Inc., in their capacity as Representatives of the Underwriters.

4.2	Series Notice, dated May 29, 2007, between J.P. Morgan Trust Australia Limited, in its capacity as Issuer Trustee, Westpac Securitisation Management Pty Limited and others.

4.3	Security Trust Deed, dated May 23, 2007, among BNY Trust (Australia) Registry Limited, in its capacity as Security Trustee, The Bank of New York, in its capacity as Note Trustee, Westpac Securitisation Management Pty Limited, in its capacity as Trust Manager, and J.P. Morgan Trust Australia Limited, in its capacity as Issuer Trustee.

4.4	Note Trust Deed, dated May 29, 2007, among The Bank of New York, in its capacity as Note Trustee, Westpac Securitisation Management Pty Limited, in its capacity as Trust Manager and J.P. Morgan Trust Australia Limited, in its capacity as Issuer Trustee.

4.5	Agency Agreement, dated May 29, 2007, among J.P. Morgan Trust Australia Limited, in its capacity as Issuer Trustee, Westpac Securitisation Management Pty Limited, in its capacity as Trust Manager, The Bank of New York, in its capacity as Note Trustee, Principal Paying Agent and Note Registrar and The Bank of New York, London Branch, in its capacity as Calculation Agent.

4.6	Amendment Deed, dated May 31, 2007, between J.P. Morgan Trust Australia, in its capacity as Issuer Trustee, Westpac Securitisation Management Pty Limited and others.

10.2	Liquidity Facility Agreement, dated May 29, 2007, among J.P. Morgan Trust Australia Limited, in its capacity as Issuer Trustee, Westpac Banking Corporation, in its capacity as Liquidity Facility Provider, and Westpac Securitisation Management Pty Limited, in its capacity as Trust Manager.

10.4	Redraw Facility Agreement, dated May 29, 2007, among J.P. Morgan Trust Australia Limited, in its capacity as Issuer Trustee, Westpac Banking Corporation, in its capacity as Redraw Facility Provider, and Westpac Securitisation Management Pty Limited, in its capacity as Trust Manager.

10.5	Class A2a Fixed Rate Basis Swap, dated May 29, 2007, between Westpac Banking Corporation, in its capacity as Interest Rate Swap Provider, and J.P. Morgan Trust Australia Limited, in its capacity as Issuer Trustee.

10.6	Class A2a Variable Rate Basis Swap, dated May 29, 2007, between Westpac Banking Corporation, in its capacity as Interest Rate Swap Provider, and J.P. Morgan Trust Australia Limited, in its capacity as Issuer Trustee.

10.7	Class A2a Currency Swap, dated May 29, 2007, among Westpac Securitisation Management Pty Limited, in its capacity as Trust Manager, Westpac Banking Corporation, as US$ Currency Swap Provider, and J.P. Morgan Trust Australia Limited, in its capacity as Issuer Trustee.

10.8	Genworth Financial Mortgage Insurance Pty Ltd Pool Insurance Policy, dated May 30, 2007, among J.P. Morgan Trust Australia Limited, in its capacity as Issuer Trustee, Genworth Financial Mortgage Insurance Pty Ltd and Westpac Banking Corporation.

EXHIBIT NO.	DOCUMENT DESCRIPTION
10.9	Subservicing Agreement, dated May 25, 2007, between EDS (Business Process Administration) Pty Limited, in its capacity as Subservicer, and Westpac Banking Corporation.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

WESTPAC SECURITISATION MANAGEMENT PTY LIMITED (Depositor)

Date: September 3, 2007	/s/ James O’Dwyer
(Signature)
	Name:	James O’Dwyer
	Title:	Manager – Securitisation WIB Finance

EXHIBIT INDEX

Exhibit 99.1	August 2007 Quarterly Noteholder Report.

Exhibit 99.2	The unaudited condensed consolidated balance sheets as of June 30, 2007 and December 31, 2006, the unaudited condensed consolidated statements of income for the three and six months ended June 30, 2007 and June 30, 2006 and the unaudited condensed consolidated statements of cash flows for the six months ended June 30, 2007 and June 30, 2006 of Genworth Financial Mortgage Insurance Pty Limited are incorporated herein by reference from Exhibit 99.1 in Genworth Financial, Inc.’s current report filed on Form 8-K (File No. 1-32195), as filed by Genworth Financial, Inc. with the Commission on August 10, 2007.